Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000022323 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022323 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022323 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022323 | Reddit, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022323 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022323 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022323 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022323 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022323 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022323 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022323 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.30%
C000022323 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022323 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.90%
C000022323 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.30%
C000022323 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000022323 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000022323 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022323 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022323 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022323 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022324 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022324 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022324 | Cloudflare, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022324 | Reddit, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022324 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022324 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022324 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022324 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022324 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022324 | Robinhood Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022324 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.30%
C000022324 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.20%
C000022324 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.90%
C000022324 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.30%
C000022324 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000022324 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000022324 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022324 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022324 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022324 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022322 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	6.10%
C000022322 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000022322 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022322 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022322 | Trestles CLO Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022322 | RR 29 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022322 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022322 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022322 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022322 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022322 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000022322 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000022322 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022322 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022322 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022322 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000022326 | Coherent Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022326 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022326 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022326 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022326 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | Arcosa, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022326 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000022326 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000022326 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022326 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000022326 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000022326 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022326 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000022326 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022326 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.10%
C000022326 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022326 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000022326 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.70%
C000022327 | Coherent Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022327 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022327 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022327 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022327 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | Arcosa, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022327 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000022327 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000022327 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.20%
C000022327 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.30%
C000022327 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000022327 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022327 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.20%
C000022327 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022327 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.10%
C000022327 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022327 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000022327 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.70%
C000022328 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022328 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	12.70%
C000022328 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022328 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000022328 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.10%
C000022328 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.00%
C000022328 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000022328 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022328 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000022328 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000022328 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000022328 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000022328 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000022328 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000022328 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000022328 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000022328 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022328 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022328 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022328 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000035621 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000035621 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	12.70%
C000035621 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000035621 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.40%
C000035621 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.10%
C000035621 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.00%
C000035621 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000035621 | Mastercard, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000035621 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000035621 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000035621 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000035621 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000035621 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000035621 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000035621 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000035621 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000035621 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000035621 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.20%
C000035621 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000035621 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.40%

[1]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.